Document And Entity Information	Nov. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	Stabilis Solutions, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 10, 2026
Entity, Incorporation, State or Country Code	FL
Entity, File Number	001-40364
Entity, Tax Identification Number	59-3410234
Entity, Address, Address Line One	11750 Katy Freeway Suite 900
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77079
City Area Code	832
Local Phone Number	456-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	SLNG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001043186